Inventories - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Inventory [Line Items]
Inventories provision	$ 78	$ 58	$ 527